2012 Acquired Business - Condensed Combined Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current
Cash and cash equivalents	$ 26,341	$ 18,566
Pool receivables from affiliates, net	9,101	4,360
Accounts receivable	4,523	2,185
Interest receivable on investment in term loans	1,565	1,754
Due from Affiliates	24,787	166,346
Prepaid expenses	9,714	6,259
Other current assets		308
Total current assets	202,965	199,778
Vessels and equipment at cost, less accumulated depreciation	885,992	1,310,496
Investment in term loans		116,844
Loan to joint venture	9,830	9,830
Other non-current assets	6,869	4,521
Total assets	1,105,656	1,641,469
Current
Accounts payable	3,346	4,364
Accrued liabilities	17,882	14,527
Current portion of long-term debt	25,246	26,268
Current portion of derivative instruments	7,200	6,652
Deferred revenue	4,564	3,709
Due to affiliates	3,592	91,200
Other current liabilities		115
Total current liabilities	61,830	146,835
Long-term debt	710,455	882,462
Derivative instruments	26,431	28,559
Other long-term liabilities	4,757	5,449	5,073	4,102
Total liabilities	803,473	1,063,305
Equity
Common stock and additional paid-in capital	672,560	588,441
Accumulated deficit	(370,377)	(99,070)
Dropdown predecessor equity		88,793
Total equity	302,183	578,164
Total liabilities and equity	1,105,656	1,641,469
Historical Teekay Tankers [Member]
Current
Cash and cash equivalents		15,859
Pool receivables from affiliates, net		2,664
Accounts receivable		157
Interest receivable on investment in term loans		1,754
Due from Affiliates		12,610
Prepaid expenses		3,395
Other current assets		308
Total current assets		36,747
Vessels and equipment at cost, less accumulated depreciation		716,567
Investment in term loans		116,844
Loan to joint venture		9,830
Other non-current assets		1,938
Total assets		881,926
Current
Accounts payable		1,935
Accrued liabilities		7,423
Current portion of long-term debt		1,800
Current portion of derivative instruments		4,027
Deferred revenue		1,777
Due to affiliates		4,999
Other current liabilities		115
Total current liabilities		22,076
Long-term debt		347,100
Derivative instruments		20,151
Other long-term liabilities		3,228
Total liabilities		392,555
Equity
Common stock and additional paid-in capital		588,441
Accumulated deficit		(99,070)
Total equity		489,371
Total liabilities and equity		881,926
2012 Acquired Business [Member]
Current
Cash and cash equivalents		2,707
Pool receivables from affiliates, net		1,696
Accounts receivable		2,028
Due from Affiliates		153,736
Prepaid expenses		2,864
Total current assets		163,031
Vessels and equipment at cost, less accumulated depreciation		593,929
Other non-current assets		2,583
Total assets		759,543
Current
Accounts payable		2,429
Accrued liabilities		7,104
Current portion of long-term debt		24,468
Current portion of derivative instruments		2,625
Deferred revenue		1,932
Due to affiliates		86,201
Total current liabilities		124,759
Long-term debt		535,362
Derivative instruments		8,408
Other long-term liabilities		2,221
Total liabilities		670,750
Equity
Dropdown predecessor equity		88,793
Total equity		88,793
Total liabilities and equity		$ 759,543